Note Derivative instruments and hedging activities (Derivative instruments and hedging activities- Additional Information) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Derivative Instrument Detail [Abstract]
Fair Value Hedges At Fair Value Net	$ 0	$ 0
Gain (Loss) on Derivative Instruments Held for Trading Purposes, Net	1,273	(923)	$ (124)
Derivative Liabilities Credit Risk Gain Losses	$ (600)	200	(900)
Derivative Assets Credit Risk Gain Losses		$ (100)	$ 400